Summary of significant accounting policies (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Warranty description		warranties up to 12 months for home grade and light commercial customers, and up to 10 years for Commercial customers
Deferred revenue recognized		$ 209,100	$ 238,351
Deferred revenue		335,956	209,100
Stock-based compensation		0	0
Realized gain on investments		50,675
Unrealized loss on investments			354,781
Sales and marketing expenses		416,596	351,298
Allowance for doubtful accounts receivable			585,672
Depreciation expense		9,467	10,385
Brand names cost		337,504	337,504
Goodwill		1,161,052	1,161,052
Impairment of intangible assets		$ 0	0
Potential dilutive common shares		0
Foreign currency translation adjustment gain (loss)		$ 3,518	(13,673)
Loss from continuing operations		1,641,122	7,998,507
Cash and cash equivalents		2,890,822	939,014
Net cash outflow from operating activities		$ 1,016,390	$ 12,253,539
Capital raised in Registered Direct Offering	$ 3,559,052
Warrant [Member]
Product Information [Line Items]
Warrants issued on net basis		1,250,997	5,675,455
Shares for converted warrants		19,750	4,892,727
Investor [Member]
Product Information [Line Items]
Warrants issued on net basis		1,195,220
Placement Agent [Member]
Product Information [Line Items]
Warrants issued on net basis		55,777
IPO Underwriter [Member]
Product Information [Line Items]
Warrants issued on net basis			30,000
Convertible Notes Noteholder [Member]
Product Information [Line Items]
Warrants issued on net basis			5,645,455
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration risk percentage		22.48%	23.68%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration risk percentage		18.54%	16.83%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Three [Member]
Product Information [Line Items]
Concentration risk percentage		10.92%
Trade Payables [Member] | Supplier Concentration Risk [Member] | Top Three Vendors [Member]
Product Information [Line Items]
Concentration risk percentage		44.00%	60.00%